COMMITMENTS AND CONTINGENCY (Schedule of Payments Under Future Minimum Purchase Commitments) (Details)	Dec. 31, 2015 USD ($)
Payments under future minimum purchase commitments under agreements to pay media costs
2016	$ 23,660,000
2017	13,959,000
2018	8,844,000
2019	6,351,000
2020	4,037,000
2021 and thereafter	5,419,000
Total	$ 62,270,000